Share-based compensation plan - Restricted shares plan (Details)	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 332,322,000		R$ 361,974,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,076,116		2,980,111
Shares granted	563,980
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	230,773
Restricted Stock, Year Five	1,672,574
Restricted Stock, Year Six	236,492
Non-current provisions for employee benefits | R$	R$ 80,742,000	R$ 26,744,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	45,642,000	81,276,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)	R$ (47,794,000)
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement			115,800
Shares granted	3,758
Restricted stock, year two
Restricted stock, year three
Restricted Stock, Year Six
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016		383,568
Shares granted	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Restricted Stock, Year Six
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,212,835		2,480,743
Shares granted	80,509
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Restricted Stock, Year Five	1,672,574
Restricted Stock, Year Six
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	467,265
Shares granted	467,265
Restricted stock, year four	230,773
Restricted Stock, Year Six	236,492